UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2023

Item 1. Reports to Stockholders.

(a)	Insert full text of semi-annual or annual report here

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)
INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)
INSTITUTIONAL CLASS (ZVGIX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2023

Zevenbergen Growth Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

December 31, 2023 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Security	Shares	Value

Common Stocks — 99.5%
Consumer Discretionary — 41.5%
Airbnb, Inc., Class A (a)	23,000	$3,131,220
Amazon.com, Inc. (a)	43,500	6,609,390
e.l.f. Beauty, Inc. (a)	17,500	2,525,950
MercadoLibre, Inc. (a)	5,000	7,857,700
Netflix, Inc. (a)	6,200	3,018,656
On Holding AG, Class A (a)	44,800	1,208,256
Tesla, Inc. (a)	34,750	8,634,680
The Trade Desk, Inc., Class A (a)	81,100	5,835,956
Uber Technologies, Inc. (a)	86,000	5,295,020
Wingstop Inc.	8,000	2,052,640
Total Consumer Discretionary		46,169,468

Energy — 1.5%
First Solar, Inc. (a)	10,000	1,722,800
Total Energy		1,722,800

Health Care — 8.0%
Evolent Health, Inc., Class A (a)	13,500	445,905
Exact Sciences Corporation (a)	50,700	3,750,786
Natera, Inc. (a)	20,400	1,277,856
Repligen Corporation (a)	6,000	1,078,800
Veeva Systems Inc., Class A (a)	12,250	2,358,370
Total Industrials		8,911,717

Industrials — 7.7%
Axon Enterprise, Inc. (a)	17,700	4,572,441
Bill Holdings, Inc. (a)	28,750	2,345,713
DLocal Limited (a)	31,200	551,928
Paylocity Holding Corporation (a)	6,500	1,071,525
Total Industrials		8,541,607

Real Estate — 2.0%
Zillow Group, Inc., Class C (a)	38,000	2,198,680
Total Real Estate		2,198,680

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Security	Shares	Value

Technology — 38.8%
Advanced Micro Devices, Inc. (a)	27,250	$4,016,923
ASML Holding N.V.	2,000	1,513,840
Cadence Design Systems, Inc. (a)	7,000	1,906,590
CrowdStrike Holdings, Inc., Class A (a)	9,750	2,489,370
DoubleVerify Holdings, Inc. (a)	80,100	2,946,078
Global-E Online Ltd. (a)	55,000	2,179,650
HubSpot, Inc. (a)	1,000	580,540
Meta Platforms, Inc.	8,100	2,867,076
NVIDIA Corporation	14,500	7,180,689
Palo Alto Networks, Inc. (a)	7,650	2,255,832
ServiceNow, Inc. (a)	4,750	3,355,828
Shopify Inc., Class A (a)	85,000	6,621,500
Snowflake Inc., Class A (a)	21,000	4,179,000
Sprout Social, Inc., Class A (a)	10,600	651,264
Toast, Inc., Class A (a)	30,000	547,800
Total Technology		43,291,980
Total Common Stocks (Cost — $64,168,299)		110,836,252

Short-Term Investments — 0.3%
First American U.S. Treasury Money Market Fund - Class Z - 5.20% (b)	338,620	338,620
Total Short-Term Investments (Cost — $338,620)		338,620

Total Investments — 99.8% (Cost — $64,506,919)		111,174,872
Other Assets in Excess of Liabilities — 0.2%		206,953
Total Net Assets — 100.0%		$111,381,825

(a)	Non-income producing security.
(b)	The rate reported is the annualized seven-day yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Assets and Liabilities

December 31, 2023 (Unaudited)

Assets
Investments in securities, at value (cost $64,506,919)	$111,174,871
Dividend and interest receivable	2,196
Receivable for fund shares sold	255,277
Receivable for investments sold	627,031
Prepaid expenses	22,901
Total Assets	112,082,276

Liabilities
Payable for fund shares redeemed	6,596
Payable for securities purchased	439,031
Payable to Advisor	152,069
Shareholder service fees	32,251
Distribution fees - Investor Class	6,360
Accrued other expenses and other liabilities	64,144
Total Liabilities	700,451

Net Assets	$111,381,825

Components of Net Assets
Paid-in capital	$82,987,961
Total distributable earnings	28,393,864
Net Assets	$111,381,825

Investor Class:
Net assets	$13,858,650
Shares outstanding (unlimited number of shares authorized, no par value)	491,264
Net asset value, offering and redemption price per share *	$28.21

Institutional Class:
Net assets	$97,523,175
Shares outstanding (unlimited number of shares authorized, no par value)	3,378,301
Net asset value, offering and redemption price per share *	$28.87

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

Investment Income
Dividend income (net of foreign tax of $1,077)	$19,741

Expenses
Advisory fees (Note 3)	416,045
Administration fees (Note 3)	59,269
Shareholder servicing fees (Note 6)	55,344
Transfer agent fees and expenses (Note 3)	30,893
Registration fees	18,360
Distribution fees - Investor Class	16,692
Legal fees	13,869
Audit fees	8,710
Trustees' fees	8,554
Custody fees (Note 3)	6,641
Compliance fees (Note 3)	6,466
Insurance fees	3,508
Shareholder reporting fees	2,995
Miscellaneous expenses	3,391
Total expenses	650,737
Expenses waived by the Advisor (Note 3)	(110,650)
Net Expenses	540,087
Net Investment Loss	(520,346)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(23,605)
Change in unrealized appreciation on investments	9,761,233
Net Realized and Unrealized Gain on Investments	9,737,628

Net Increase in Net Assets from Operations	$9,217,282

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2023	For the Year Ended
Operations	(Unaudited)	June 30, 2023
Net investment loss	$(520,346)	$(851,546)
Net realized loss on investments	(23,605)	(14,092,410)
Net change in unrealized appreciation on investments	9,761,233	46,980,971
Net Increase in Net Assets from Operations	9,217,282	32,037,015

Capital Transactions
Proceeds from shares sold
Investor Class	667,211	1,124,548
Institutional Class	5,893,809	20,100,773
Cost of shares redeemed
Investor Class	(1,727,805)	(2,854,704)
Institutional Class	(10,459,444)	(10,772,298)
Redemption fees
Investor Class	290	718
Institutional Class	1,960	4,580
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(5,623,979)	7,603,617

Total Increase in Net Assets	3,593,303	39,640,632

Net Assets
Beginning of year	107,788,522	68,147,890
End of year	$111,381,825	$107,788,522

Capital Shares Transactions
Investor Class
Shares sold	25,875	51,509
Shares redeemed	(66,822)	(141,458)
Net decrease in shares outstanding	(40,947)	(89,949)

Institutional Class
Shares sold	226,440	964,887
Shares redeemed	(397,321)	(498,864)
Net increase (decrease) in shares outstanding	(170,881)	466,023

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, Beginning of Year	$25.92		$18.11	$42.74	$29.05	$19.00	$16.33

Income (loss) from Investment Operations:
Net investment loss (1)	(0.16)		(0.26)	(0.46)	(0.49)	(0.27)	(0.20)
Net realized and unrealized gain/(loss) on investments	2.45		8.07	(23.44)	14.16	10.30	2.85
Total from Investment Operations	2.29		7.81	(23.90)	13.67	10.03	2.65

Less Distributions:
From net realized gain on investments	—		—	(0.74)	(0.03)	—	—

Redemption Fee Proceeds	0.00	*	0.00 *	0.01	0.05	0.02	0.02

Net Asset Value, End of Year	$28.21		$25.92	$18.11	$42.74	$29.05	$19.00

Total Return	8.83	% (2)	43.13%	-56.79%	47.22%	52.89%	16.35%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$13,859		$13,795	$11,268	$40,472	$18,492	$4,460
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.51	% (3)	1.55%	1.55%	1.52%	2.14%	2.78%
After fees waived and reimbursed by the Advisor	1.30	% (3)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	-1.47	% (3)	-1.50%	-1.54%	-1.47%	-2.12%	-2.69%
After fees waived and reimbursed by the Advisor	-1.26	% (3)	-1.25%	-1.29%	-1.25%	-1.28%	-1.21%
Portfolio turnover rate (4)	5.91	% (2)	21.85%	55.60%	43.12%	38.74%	28.68%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, Beginning of Year	$26.48		$18.45	$43.39	$29.40	$19.18	$16.45

Income (loss) from Investment Operations:
Net investment loss (1)	(0.13)		(0.20)	(0.34)	(0.37)	(0.20)	(0.15)
Net realized and unrealized gain/(loss) on investments	2.52		8.23	(23.87)	14.34	10.40	2.87
Total from Investment Operations	2.39		8.03	(24.21)	13.97	10.20	2.72

Less Distributions:
From net realized gain on investments	—		—	(0.74)	(0.03)	—	—

Redemption Fee Proceeds	0.00	*	0.00 *	0.01	0.05	0.02	0.01

Net Asset Value, End of Year	$28.87		$26.48	$18.45	$43.39	$29.40	$19.18

Total Return	9.03	% (2)	43.52%	-56.66%	47.68%	53.28%	16.60%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$97,523		$93,994	$56,880	$81,953	$37,302	$14,686
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.21	% (3)	1.25%	1.25%	1.22%	1.90%	2.52%
After fees waived and reimbursed by the Advisor	1.00	% (3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	-1.17	% (3)	-1.19%	-1.24%	-1.17%	-1.88%	-2.43%
After fees waived and reimbursed by the Advisor	-0.96	% (3)	-0.95%	-0.99%	-0.95%	-0.98%	-0.91%
Portfolio turnover rate (4)	5.91	% (2)	21.85%	55.60%	43.12%	38.74%	28.68%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

December 31, 2023 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Security	Shares	Value
Common Stocks — 99.9%
Consumer Discretionary — 43.6%
Airbnb, Inc., Class A (a)	16,000	$2,178,240
Amazon.com, Inc. (a)	46,000	6,989,239
MercadoLibre, Inc. (a)	3,685	5,791,125
Netflix, Inc. (a)	7,150	3,481,192
Rivian Automotive, Inc., Class A (a)	37,275	874,472
Tesla, Inc. (a)	37,900	9,417,391
The Trade Desk, Inc., Class A (a)	78,100	5,620,076
Uber Technologies, Inc. (a)	69,100	4,254,487
Total Consumer Discretionary		38,606,222

Energy — 0.8%
First Solar, Inc. (a)	4,350	749,418
Total Energy		749,418

Industrials — 9.0%
Aspen Aerogels, Inc. (a)	66,100	1,043,058
Axon Enterprise, Inc. (a)	15,950	4,120,364
Bill Holdings, Inc. (a)	23,000	1,876,570
DLocal Limited (a)	55,000	972,950
Total Industrials		8,012,942

Real Estate — 3.6%
Zillow Group, Inc., Class C (a)	54,700	3,164,942
Total Real Estate		3,164,942

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Security	Shares	Value

Technology — 42.9%
Advanced Micro Devices, Inc. (a)	23,000	$3,390,430
Alphabet Inc., Class C (a)	4,700	662,371
ASML Holding N.V.	1,000	756,920
CrowdStrike Holdings, Inc., Class A (a)	8,000	2,042,560
Datadog, Inc., Class A (a)	25,550	3,101,259
DoubleVerify Holdings, Inc. (a)	45,000	1,655,100
Global-E Online Ltd. (a)	81,800	3,241,734
MongoDB, Inc. (a)	9,735	3,980,155
NVIDIA Corporation	14,950	7,403,539
Shopify Inc., Class A (a)	58,650	4,568,835
Snowflake Inc., Class A (a)	21,300	4,238,700
Sprout Social, Inc., Class A (a)	8,200	503,808
Toast, Inc., Class A (a)	55,000	1,004,300
Xometry, Inc., Class A (a)	41,200	1,479,492
Total Technology		38,029,203
Total Common Stocks (Cost — $46,458,334)		88,562,727

Short-Term Investments — 0.2%
First American U.S. Treasury Money Market Fund - Class Z - 5.20% (b)	204,900	204,900
Total Short-Term Investments (Cost — $204,900)		204,900

Total Investments — 100.1% (Cost — $46,663,234)		88,767,627
Liabilities in Excess of Other Assets — (0.1)%		(76,141)
Total Net Assets — 100.0%		$88,691,486

(a)	Non-income producing security.

(b)	The rate reported is the annualized seven-day yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Assets and Liabilities

December 31, 2023 (Unaudited)

Assets
Investments in securities, at value (cost $46,663,234)	$88,767,627
Receivable for fund shares sold	55,906
Receivable for investments sold	237,189
Dividends and interest receivable	3,387
Prepaid expenses	21,739
Total Assets	89,085,848

Liabilities
Payable for fund shares redeemed	171,263
Payable to Advisor	107,892
Shareholder service fees	20,562
Distribution fees - Investor Class	20,103
Accrued other expenses and other liabilities	74,542
Total Liabilities	394,362

Net Assets	$88,691,486

Components of Net Assets
Paid-in capital	$92,440,277
Total accumulated losses	(3,748,791)
Net Assets	$88,691,486

Investor Class:
Net assets	$45,274,851
Shares outstanding (unlimited number of shares authorized, no par value)	1,235,882
Net asset value, offering and redemption price per share *	$36.63

Institutional Class:
Net assets	$43,416,635
Shares outstanding (unlimited number of shares authorized, no par value)	1,159,027
Net asset value, offering and redemption price per share *	$37.46

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

Investment Income
Dividend income (net of foreign tax of $984)	$23,890

Expenses
Advisory fees (Note 3)	324,512
Administration fees (Note 3)	53,077
Distribution fees - Investor Class	52,315
Shareholder servicing fees (Note 6)	51,027
Transfer agent fees and expenses (Note 3)	31,633
Registration fees	17,025
Legal fees	14,489
Custody fees (Note 3)	9,148
Audit fees	8,710
Trustees' fees	8,472
Compliance fees (Note 3)	6,096
Shareholder reporting fees	4,772
Insurance fees	3,259
Miscellaneous expenses	4,080
Total expenses	588,615
Expenses waived by the Advisor (Note 3)	(120,198)

Net Expenses	468,417

Net Investment Loss	(444,527)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(853,395)
Change in unrealized appreciation on investments	9,568,427
Net Realized and Unrealized Gain on Investments	8,715,032

Net Increase in Net Assets from Operations	$8,270,505

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2023	For the Year Ended
Operations	(Unaudited)	June 30, 2023
Net investment loss	$(444,527)	$(784,191)
Net realized loss on investments	(853,395)	(25,478,126)
Net change in unrealized appreciation on investments	9,568,427	50,417,555
Net Increase in Net Assets from Operations	8,270,505	24,155,238

Capital Transactions
Proceeds from shares sold
Investor Class	7,549,599	7,013,531
Institutional Class	1,872,868	3,499,824
Cost of shares redeemed
Investor Class	(7,033,178)	(10,603,309)
Institutional Class	(2,367,519)	(14,400,204)
Redemption fees
Investor Class	2,002	10,599
Institutional Class	1,868	10,616
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	25,640	(14,468,943)

Total Increase in Net Assets	8,296,145	9,686,295

Net Assets
Beginning of period	80,395,341	70,709,046
End of period	$88,691,486	$80,395,341

Capital Shares Transactions
Investor Class
Shares sold	219,382	249,540
Shares redeemed	(211,259)	(415,231)
Net increase/(decrease) in shares outstanding	8,123	(165,691)

Institutional Class
Shares sold	57,051	127,748
Shares redeemed	(69,899)	(562,599)
Net decrease in shares outstanding	(12,848)	(434,851)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, Beginning of Year	$33.16		$23.34	$56.40	$33.34	$23.12	$20.77

Income (Loss) from Investment Operations:	.
Net investment loss (1)	(0.21)		(0.34)	(0.61)	(0.69)	(0.32)	(0.29)
Net realized and unrealized gain/(loss) on investments	3.68		10.15	(32.46)	23.65	10.53	2.68
Total Gain/(Loss) from Investment Operations	3.47		9.81	(33.07)	22.96	10.21	2.39

Less Distributions:	—		—	—	—	—	(0.06)

Redemption Fee Proceeds	0.00	*	0.01	0.01	0.10	0.01	0.02

Net Asset Value, End of Year	$36.63		$33.16	$23.34	$56.40	$33.34	$23.12

Total Return	10.46	%(2)	42.01%	-58.62%	69.17%	44.20%	11.72%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$45,275		$40,716	$32,528	$120,716	$32,763	$28,986
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.60	%(3)	1.66%	1.49%	1.48%	1.98%	2.09%
After fees waived and reimbursed by the Advisor	1.30	%(3)	1.30%	1.30%	1.37%	1.40%	1.40%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	-1.54	%(3)	-1.63%	-1.49%	-1.47%	-1.96%	-2.04%
After fees waived and reimbursed by the Advisor	-1.24	%(3)	-1.27%	-1.30%	-1.36%	-1.38%	-1.35%
Portfolio turnover rate (4)	9.45	%(2)	19.89%	17.80%	32.40%	61.63%	35.25%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, Beginning of Year	$33.86		$23.76	$57.24	$33.74	$23.33	$20.93

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.16)		(0.26)	(0.47)	(0.54)	(0.25)	(0.22)
Net realized and unrealized gain/(loss) on investments	3.76		10.35	(33.02)	23.94	10.65	2.66
Total Gain/(Loss) from Investment Operations	3.60		10.09	(33.49)	23.40	10.40	2.44

Less Distributions:	—		—	—	—	—	(0.06)

Redemption Fee Proceeds	0.00	*	0.01	0.01	0.10	0.01	0.02

Net Asset Value, End of Year	$37.46		$33.86	$23.76	$57.24	$33.74	$23.33

Total Return	10.63	% (2)	42.45%	-58.49%	69.65%	44.62%	11.87%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$43,417		$39,679	$38,181	$107,182	$25,179	$16,312
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advisor	1.30	% (3)	1.36%	1.20%	1.18%	1.70%	1.80%
After fees waived and reimbursed by the Advisor	1.00	% (3)	1.00%	1.00%	1.07%	1.10%	1.10%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advisor	-1.24	% (3)	-1.33%	-1.20%	-1.17%	-1.68%	-1.75%
After fees waived and reimbursed by the Advisor	-0.94	% (3)	-0.97%	-1.00%	-1.06%	-1.08%	-1.05%
Portfolio turnover rate (4)	9.45	% (2)	19.89%	17.80%	32.40%	61.63%	35.25%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds

Notes to the Financial Statements

December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund”, and collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Advisor’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Advisor’s assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board of Trustees of the Trust (the “Board”).

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2023 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2023:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$110,836,252	$—	$—	$110,836,252
Short-Term Investments	338,620	—	—	338,620
Total Investments	$111,174,872	$—	$—	$111,174,872

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$88,562,727	$—	$—	$88,562,727
Short-Term Investments	204,900	—	—	204,900
Total Investments	$88,767,627	$—	$—	$88,767,627

Please refer to the Schedule of Investments for further classification.

B. Concentration and Sector Risks

To the extent the investment strategy invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. As of December 31, 2023, over 25% of each Fund’s assets were invested in securities of both the consumer discretionary and technology sectors. Some relevant risks related to the sectors are described below:

Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.

Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.

C. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex -dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2023 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

D. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Advisor a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund's payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.

The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within three years if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2023 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

At December 31, 2023, the expenses reimbursed to the Funds and contractual fees waived by the Advisor and subject to potential recapture by period were as follows:

Fiscal Year
waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2021	$127,335	$145,681	June 30, 2024
FYE June 30, 2022	231,846	324,918	June 30, 2025
FYE June 30, 2023	218,943	252,257	June 30, 2026
FYE June 30, 2024	110,650	120,198	December 31, 2026
	$688,774	$843,054

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, transfer agent, and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. For the six months ended December 31, 2023, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$59,269	$53,077
Custody	6,641	9,148
Transfer Agency	30,893	31,633
Compliance	6,466	6,096

At December 31, 2023, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$19,279	$20,864
Custody	2,077	1,800
Transfer Agency	14,979	14,999
Compliance	3,259	2,892

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statements of Assets and Liabilities.

The Independent Trustees were paid $17,026 for their services to the Funds during the six months ended December 31, 2023. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2023 (Unaudited)

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the six months ended December 31, 2023, were as follows:

Growth Fund
Purchases	$6,083,947
Sales	$12,218,291

Genea Fund
Purchases	$8,082,038
Sales	$7,634,882

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2023, the components of distributable earnings for income tax purposes were as follows:

	Growth	Genea
	Fund	Fund
Cost of investments	$71,017,713	$48,025,654
Gross unrealized appreciation	41,927,915	39,448,808
Gross unrealized depreciation	(5,215,320)	(7,157,367)
Net unrealized appreciation on investments	36,712,595	32,291,441
Undistributed ordinary income	—	—

Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(17,471,750)	(44,310,737)
Other book/tax temporary differences	(64,263)	—
Total accumulated gains/losses	$19,176,582	$(12,019,296)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2023, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$1,168,561	$(1,168,561)
Genea Fund	$1,433,886	$(1,433,886)

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2023 (Unaudited)

NOTE 5 – FEDERAL INCOME TAX INFORMATION (CONTINUED)

The Funds paid no distributions for the six months ended December 31, 2023 or the year ended June 30, 2023.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2023, the Funds deferred the following losses on a tax basis:

	Late Year Loss	Post October Loss
Growth Fund	$64,263	$—
Genea Fund	$—	$—

At June 30, 2023, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$17,471,750	$—	$17,471,750
Genea Fund	$17,681,943	$26,628,794	$44,310,737

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets as follows:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the six months ended December 31, 2023, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$10,015	$45,329
Genea Fund	$31,389	$19,638

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the six months ended December 31, 2023, distribution fees incurred are disclosed on the Statements of Operations.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2023 (Unaudited)

NOTE 8 – INDEMNIFICATIONS

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the funds create resumption of control of the funds under 2(a)(9) of the 1940 Act. As of December 31, 2023, Charles Schwab & Co. Inc. held approximately 54.06% and Pershing LLC held approximately 40.55%, in aggregate for the benefit of others, of the outstanding shares of the Growth Fund and Charles Schwab & Co. Inc. held approximately 77.57%, in aggregate for the benefit of others, of the outstanding shares of the Genea Fund.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

Effective at the close of business on January 19, 2024, the Funds reorganized into newly created series of Advisor Managed Portfolio (the “Acquiring Funds”). The Acquiring Funds have the same investment objective, investment strategies, and fundamental investment restrictions as the Funds, and the same investment advisor and portfolio managers as the Funds.

Zevenbergen Funds

Expense Example

December 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from July 1, 2023 to December 31, 2023 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,088.30	1.30%	$6.82
Hypothetical 5% Return	$1,000.00	$1,018.60	1.30%	$6.60

Institutional Class
Actual Fund Return	$1,000.00	$1,090.30	1.00%	$5.25
Hypothetical 5% Return	$1,000.00	$1,021.11	1.00%	$5.08

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,104.60	1.30%	$6.88
Hypothetical 5% Return	$1,000.00	$1,018.60	1.30%	$6.60

Institutional Class
Actual Fund Return	$1,000.00	$1,106.30	1.00%	$5.29
Hypothetical 5% Return	$1,000.00	$1,021.11	1.00%	$5.08

(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the “six month period”)

Zevenbergen Funds

Additional Information

December 31, 2023 (Unaudited)

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330.

The Funds also make this schedule of portfolio holdings available on the Funds’ website within sixty days of each quarter end noted at www.zci.com/funds/.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on June 1, 2023, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved an investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (the “Adviser”), for the Zevenbergen Genea Fund and Zevenbergen Growth Fund (each a “Fund” and together, the “Funds”). The Funds are the successor to a corresponding series of Trust for Advised Portfolios (“Predecessor Trust”) with the same name (each, a “Predecessor Fund” and together, the “Predecessor Funds”). The Predecessor Funds reorganized into the Funds on January 19, 2024.

In advance of the meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services to be provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Adviser and Predecessor Funds as members of the board of trustees of the Predecessor Trust. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Adviser and the Predecessor Funds. The board of the Predecessor Trust and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Predecessor Funds; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and each Predecessor Fund, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year the board of the Predecessor Trust met with the Adviser to discuss each Predecessor Fund’s performance and the Adviser’s investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Zevenbergen Funds

Additional Information (Continued)

December 31, 2023 (Unaudited)

•	In assessing the quality of the portfolio management to be delivered by the Adviser, the Board considered the performance of each Predecessor Fund Institutional share class for various periods as of March 31, 2023, on both an absolute basis and in comparison, to its peer group, benchmark index, and a comparable composite of accounts managed by the Adviser.

ZEVENBERGEN GENEA FUND

○	The Board considered that the Predecessor Fund had underperformed relative to its peer group average/median and benchmark index for the one-, three-, and five-year periods ending March 31, 2023. The Board considered that as of March 31, 2023, the Predecessor Fund outperformed compared to its composite for the one-year period but underperformed for the three- and five-year periods. The Board noted that the Fund had a performance record of over five years. The Board also considered the secular growth exposure of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

ZEVENBERGEN GROWTH FUND

○	The Board considered that the Fund had underperformed relative to its peer group median and its benchmark index for the one-, three-, and five-year periods ending of March 31, 2023. Noting that for the same period end, the Fund underperformed relative to its peer group average for the one- and three-year periods, but outperformed over the five-year period. The Board also considered that the Fund outperformed relative to the Adviser’s composite for the one-, three- and five-year periods. The Board also considered the secular growth exposure of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

●	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fee payable by each Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had agreed to maintain each Predecessor Fund’s contractual annual expense limitation for each of the Fund’s classes. The Board noted that each Fund’s advisory fee and net expense ratio were higher than its peer group median/average, but were within the peer group range.

●	The Trustees considered whether, based on the estimated asset size of each Fund, economies of scale may be achieved. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved as each Fund’s assets grow.

●	The Trustees considered the profitability of the Adviser from managing each Predecessor Fund. In assessing the Adviser’s profitability, the Trustees took into account both direct and indirect benefits to the Adviser from managing each Predecessor Fund. The Trustees concluded that the Adviser’s expected profits from managing each Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor

 Zevenbergen Capital Investments LLC

326 Admiral Way, Suite 200

Edmonds, Washington 98020

Distributor

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Russell B. Simon
       Russell B. Simon, President and Principal Executive Officer

Date  3/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Russell B. Simon
       Russell B. Simon, President and Principal Executive Officer

Date  3/8/2024

By  /s/ Jennifer Ting
                    Jennifer Ting, Interim Treasurer and Principal Financial Officer

Date  3/8/2024